Expense Example - VictoryShares Municipal High Yield ETF - VictoryShares Municipal High Yield ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	$ 173